RELATED PARTY TRANSACTIONS (Details) shares in Millions	1 Months Ended						3 Months Ended	6 Months Ended		12 Months Ended	24 Months Ended
	Jun. 30, 2017 USD ($) vessel Rate	May 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jul. 31, 2015 USD ($) $ / d Rate	Jun. 30, 2015 shares	Mar. 31, 2015 USD ($)	Jun. 30, 2017 USD ($) vessel Rate shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2014 vessel Rate	Feb. 29, 2016 vessel	Nov. 30, 2015 Rate	Jun. 05, 2015 Rate
Amounts due from and to related parties [Abstract]
Due from related parties	$ 16,933,000							$ 16,933,000		$ 17,519,000
Loans to related parties - associated companies, long-term	314,000,000							314,000,000		330,087,000
Loans to related parties - others, long-term	8,171,000							8,171,000		9,268,000
Due to related parties	$ 3,479,000							$ 3,479,000		$ 850,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases | vessel	14							14		14
Assets held for sale	$ 0							$ 0		$ 24,097,000
Gain (Loss) On Disposition of Assets and Termination of Charters	$ (1,100,000)	$ (1,700,000)	$ 700,000	$ (26,000)				779,000	$ 14,000	(167,000)
Proceeds from sale of vessels and termination of charters								62,762,000	4,932,000	29,102,000
Compensation Received on Termination of Charters, Notes Receivable			$ 2,800,000
Asset Impairment Charge								$ 0	0	5,314,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares						55.0
Investment in Shares, Ownership Percentage | Rate	20.00%							20.00%
Profit sharing revenues								$ 5,591,000	38,937,000	51,470,000
Number of offshore supply vessels | vessel	5							5
Leasing revenues earned from related parties [Abstract]
Direct financing lease interest income								$ 9,385,000	12,208,000	22,850,000
Finance lease service revenue								19,827,000	22,932,000	44,523,000
Management fees paid, vessels								31,013,000	34,224,000	67,221,000
Administrative expenses - related parties								405,000	730,000	1,443,000
Related party loans [Abstract]
Available-for-sale Securities	$ 110,802,000							110,802,000		118,489,000
Restricted cash	9,000,000							9,000,000		0
Sale of oil tanker- Front Century [Member]
Related party leasing and service contracts [Abstract]
Proceeds from sale of vessels and termination of charters				20,500,000
Compensation Received on Termination of Charters, Notes Receivable				$ 4,100,000
Asset Impairment Charge										500,000
Sale of oil tanker- Front Brabant [Member]
Related party leasing and service contracts [Abstract]
Compensation Received on Termination of Charters, Notes Receivable		$ 3,600,000
Sale of oil tanker- Front Scilla [Member]
Related party leasing and service contracts [Abstract]
Compensation Received on Termination of Charters, Notes Receivable	6,500,000
Deep Sea [Member]
Related party loans [Abstract]
Accrued interest on loan notes receivable with related parties	$ 500,000							$ 500,000	400,000	900,000
Frontline Ltd [Member]
Related party leasing and service contracts [Abstract]
Equity Method Investment, Ownership Percentage | Rate														27.73%
Investment in Shares, Ownership Percentage | Rate	6.48%							6.48%					7.03%
SFL Deepwater [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term	$ 113,000,000							$ 113,000,000		119,167,000
Related party loans [Abstract]
Loans advanced to related parties	145,000,000							145,000,000
Variable Interest Entity, Outstanding Loan Balance	113,000,000							113,000,000
Accrued interest on loan notes receivable with related parties	2,900,000							2,900,000	3,300,000	6,500,000
SFL Hercules [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term	80,000,000							80,000,000		85,920,000
Related party loans [Abstract]
Loans advanced to related parties	145,000,000							145,000,000
Variable Interest Entity, Outstanding Loan Balance	80,000,000							80,000,000
Accrued interest on loan notes receivable with related parties	2,500,000							2,500,000	3,300,000	6,500,000
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term	121,000,000							121,000,000		125,000,000
Related party loans [Abstract]
Loans advanced to related parties	125,000,000							125,000,000
Variable Interest Entity, Outstanding Loan Balance	121,000,000							121,000,000
Accrued interest on loan notes receivable with related parties	2,800,000							2,800,000	2,800,000	5,600,000
NorAm Drilling [Member]
Related party loans [Abstract]
Interest and Dividend Income, Securities, Operating, Available-for-sale								300,000	200,000	500,000
Other Income								100,000
SFL Hercules [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	3,078,000							3,078,000		0
SFL Deepwater [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	2,594,000							2,594,000		0
Frontline Charterers and Deep Sea [Member]
Related party leasing and service contracts [Abstract]
Combined balance of net investments in direct financing leases	355,200,000							355,200,000		411,100,000
Combined balance of net investments in direct financing leases, short-term maturities	26,000,000							26,000,000		28,900,000
Frontline Charterers [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	0							0		11,906,000
Due to related parties	$ 1,968,000							$ 1,968,000		$ 229,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases | vessel	10							10		12
Assets held for sale										$ 24,100,000
Daily time charter rate for VLCCs payable to Frontline					20,000
Daily time charter rate for Suezmax tankers payable to Frontline | $ / d					15,000
Increase Profit sharing percentage of earnings from Frontline for use of fleet (in hundredths) | Rate					50.00%						25.00%
Profit sharing percent of earnings from Frontline from July 1 2015 onwards | Rate								50.00%
Leasing revenues earned from related parties [Abstract]
Management fees paid, vessels								$ 20,506,000	23,629,000	45,931,000
Commission and Brokerage Expenses								112,000	204,000	390,000
Administrative expenses - related parties								172,000	180,000	576,000
Frontline Ltd [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	$ 5,183,000							5,183,000		3,008,000
Loans to related parties - others, long-term	8,171,000							8,171,000		9,268,000
Related party loans [Abstract]
Investment Income, Dividend								$ 3,300,000	8,250,000	$ 11,550,000
United Freight Carriers Inc [Member]
Related Party Transaction [Line Items]
Joint Venture, Ownership Percentage | Rate								50.00%
Related party leasing and service contracts [Abstract]
Related Party Transactions Profit Share Of Earnings On Lease Vessels Received From Related Party										50.00%
Profit sharing revenues									300,000	$ 600,000
Frontline Charterers, Deep Sea and UFC [Member]
Related party leasing and service contracts [Abstract]
Vessels and equipment, net	317,100,000							$ 317,100,000		328,600,000
Profit sharing revenues								5,591,000	38,937,000	51,470,000
Leasing revenues earned from related parties [Abstract]
Operating lease income								29,540,000	34,943,000	65,340,000
Direct financing lease interest income								9,385,000	12,208,000	22,850,000
Finance lease service revenue								19,827,000	22,932,000	44,523,000
Direct financing lease repayments								14,064,000	16,309,000	30,321,000
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	4,235,000							4,235,000		660,000
Deep Sea [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	1,843,000							1,843,000		1,945,000
Due to related parties	$ 200,000							$ 200,000		$ 0
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases | vessel	1							1		1		1
Number of vessels leased to related parties classified as operating leases | vessel	4							4		4
Related Party Transactions Profit Share Of Earnings On Lease Vessels Received From Related Party | Rate								50.00%
Profit sharing revenues								$ 0	0	$ 0
Number of offshore supply vessels | vessel											5
Frontline reverse stock split [Member]
Related party leasing and service contracts [Abstract]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares						11.0
Frontline Management [Member]
Amounts due from and to related parties [Abstract]
Due to related parties	$ 848,000							848,000		493,000
Frontline Management [Member] | Vessels Leased to Frontline Charterers [Member]
Related party leasing and service contracts [Abstract]
Related Party Transactions Daily Vessel Management Fee					$ 9,000
Frontline Shipping and Frontline Shipping II [Member]
Related party leasing and service contracts [Abstract]
Profit share income from July 1 2015 onwards							$ 50,900,000	5,600,000	38,700,000
Frontline Management AS [Member]
Leasing revenues earned from related parties [Abstract]
Management fees paid, provision of office facilities								80,000	155,000	317,000
Golden Ocean [Member]
Amounts due from and to related parties [Abstract]
Due to related parties	$ 369,000							$ 369,000		$ 0
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as operating leases | vessel	8							8		8
Related Party Transactions Profit Share Of Earnings On Lease Vessels Received From Related Party | Rate								33.00%
Profit sharing revenues								$ 0	0	$ 0
Leasing revenues earned from related parties [Abstract]
Management fees paid, vessels								10,136,000	10,192,000	20,496,000
Operating Management Fees								370,000	404,000	795,000
Seatankers [Member]
Amounts due from and to related parties [Abstract]
Due to related parties	$ 45,000							45,000		79,000
Leasing revenues earned from related parties [Abstract]
Administrative expenses - related parties								22,000	157,000	315,000
Other related parties [Member]
Amounts due from and to related parties [Abstract]
Due to related parties	49,000							49,000		49,000
Frontline Corporate Services [Member]
Leasing revenues earned from related parties [Abstract]
Administrative expenses - related parties								$ 131,000	238,000	235,000
Golden Close [Member]
Related party leasing and service contracts [Abstract]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares								8.9
Related party loans [Abstract]
Investment Income, Dividend								$ 0
Interest and Dividend Income, Securities, Operating, Available-for-sale								600,000	$ 200,000	$ 200,000
Other Income								200,000
Available-for-sale Securities	29,900,000							29,900,000
Term loan facility, amount guaranteed	$ 18,000,000							$ 18,000,000
Guarantee term, Period								6 months